CTIVP® – American Century Diversified Bond Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 6.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aaset Trust(b)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%	5,836,506	4,911,123
AIMCO CLO Ltd.(b),(c)
Series 2019-10A Class CR
3-month Term SOFR + 2.162% Floor 1.900% 07/22/2032	7.479%	4,650,000	4,633,320
Aligned Data Centers Issuer LLC(b)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	5,631,469
AMMC CLO XI Ltd.(b),(c)
Series 2012-11A Class BR2
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.179%	4,500,000	4,500,495
AMMC CLO XII Ltd.(b),(c)
Series 2013-12A Class BR
3-month Term SOFR + 1.762% Floor 1.500% 11/10/2030	7.063%	4,300,000	4,300,000
Atrium IX(b),(c)
Series 209A Class BR2
3-month Term SOFR + 1.762% Floor 1.500% 05/28/2030	7.099%	3,050,000	3,050,162
Barings Private Credit Corp. CLO Ltd.(b),(c)
Series 2023-1A Class A1
3-month Term SOFR + 2.400% Floor 2.400% 07/15/2031	7.714%	3,369,643	3,377,555
Castlelake Aircraft Securitization Trust(b)
Series 2018-1 Class A
06/15/2043	4.125%	1,308,923	1,193,321
Castlelake Aircraft Structured Trust(b)
Series 2017-1R Class A
08/15/2041	2.741%	1,779,878	1,642,006
Cerberus Loan Funding XXVIII LP(b),(c)
Series 2020-1A Class A
3-month Term SOFR + 2.112% Floor 1.850% 10/15/2031	7.426%	2,482,980	2,483,047
Cerberus Loan Funding XXXI LP(b),(c)
Series 2021-1A Class A
3-month Term SOFR + 1.762% Floor 1.500% 04/15/2032	7.076%	3,331,744	3,329,372
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clsec Holdings LLC(b)
Subordinated Series 2021-1 Class C
05/11/2037	6.171%		11,884,708	10,304,042
Cologix Canadian Issuer LP(b)
Series 2022-1CAN Class A2
01/25/2052	4.940%	CAD	10,300,000	7,057,821
Dewolf Park CLO Ltd.(b),(c)
Series 2017-1A Class CR
3-month Term SOFR + 2.112% Floor 1.850% 10/15/2030	7.426%		5,000,000	5,000,515
DI Issuer LLC(b)
Series 2021-1A Class A2
09/15/2051	3.722%		12,513,800	11,295,083
Edgeconnex Data Centers Issuer LLC(b)
Series 2022-1 Class A2
03/25/2052	4.250%		5,708,370	5,562,826
Elevation CLO Ltd.(b),(c)
Series 2018-9 Class B
3-month Term SOFR + 2.012% Floor 1.750% 07/15/2031	7.326%		5,220,000	5,191,421
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%		7,633,000	6,916,439
Goodgreen(b),(d)
Series 2018-1A Class A
10/15/2053	3.930%		3,115,686	2,838,068
Goodgreen Trust(b)
Series 2021-1A Class A
10/15/2056	2.660%		1,259,222	1,033,328
KKR CLO Ltd.(b),(c)
Series 2018 Class CR
3-month Term SOFR + 2.362% Floor 2.100% 07/18/2030	7.660%		3,500,000	3,490,879
KKR Static CLO I Ltd.(b),(c)
Series 2023-1A Class BR
3-month Term SOFR + 2.000% Floor 2.000% 07/20/2031	7.318%		7,625,000	7,624,481
LCM XXII Ltd.(b),(c)
Series 2018-22A Class A2R
3-month Term SOFR + 1.712% Floor 1.450% 10/20/2028	7.029%		4,050,000	4,049,753
Lunar Aircraft Ltd.(b)
Series 2020-1A Class A
02/15/2045	3.376%		4,910,566	4,530,145

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lunar Structured Aircraft Portfolio Notes(b)
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,608,371	2,241,113
MAPS Trust(b)
Series 2021-1A Class A
06/15/2046	2.521%	3,349,195	2,981,821
Monroe Capital MML CLO Ltd.(b),(c)
Series 2017-1A Class AR
3-month Term SOFR + 1.562% Floor 1.300% 04/22/2029	6.879%	1,654,897	1,653,175
Mountain View CLO LLC(b),(c)
Series 2017-2 Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/16/2031	7.276%	3,250,000	3,250,153
New Economy Assets Phase 1 Sponsor LLC(b)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	9,000,000	7,557,880
Octagon Investment Partners 31 Ltd.(b)
Series 2024-1A Class CRR
07/20/2030	6.850%	5,250,000	5,255,428
Palmer Square Loan Funding Ltd.(b),(c)
Series 2022-1A Class D
3-month Term SOFR + 5.000% Floor 5.000% 04/15/2030	10.314%	4,700,000	4,699,502
Series 2022-2A Class A2
3-month Term SOFR + 1.900% Floor 1.900% 10/15/2030	7.214%	3,625,000	3,617,765
SEB Funding LLC(b),(e)
Series 2024-1A Class A2
04/30/2054	7.386%	3,975,000	4,015,682
Sierra Timeshare Receivables Funding LLC(b)
Series 2019-2A Class C
05/20/2036	3.120%	768,887	757,887
Stewart Park CLO Ltd.(b),(c)
Series 2015-1A Class CR
3-month Term SOFR + 2.062% Floor 1.800% 01/15/2030	7.376%	4,150,000	4,124,689
Stonepeak ABS(b)
Series 2021-1A Class AA
02/28/2033	2.301%	2,756,111	2,563,329
Total Asset-Backed Securities — Non-Agency (Cost $164,075,605)			156,665,095

Commercial Mortgage-Backed Securities - Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arbor Realty Commercial Real Estate Notes Ltd.(b),(c)
Series 2021-FL1 Class A
1-month Term SOFR + 1.084% Floor 0.970% 12/15/2035	6.410%	2,054,257	2,044,656
BANK(b)
Subordinated Series 2018-BN15 Class D
11/15/2061	3.000%	1,729,000	1,272,737
Subordinated Series 2019-BN17 Class D
04/15/2052	3.000%	2,215,000	1,649,153
BANK(b),(d)
Subordinated Series 2021-BN36 Class D
09/15/2064	2.500%	2,212,104	1,428,425
Barclays Commercial Mortgage Trust(b)
Subordinated Series 2019-C5 Class D
11/18/2052	2.500%	2,360,754	1,707,766
BBCMS Mortgage Trust(b),(c)
Subordinated Series 2019-BWAY Class E
1-month Term SOFR + 2.964% Floor 2.850% 11/25/2034	8.290%	8,236,000	1,330,299
Benchmark Mortgage Trust(b),(d)
Subordinated Series 2018-B5 Class D
07/15/2051	3.102%	3,009,000	2,150,114
Benchmark Mortgage Trust(b)
Subordinated Series 2020-B16 Class D
02/15/2053	2.500%	4,287,000	2,935,937
BX Commercial Mortgage Trust(b),(c)
Subordinated Series 2023-VLT2 Class B
1-month Term SOFR + 3.129% Floor 3.129% 06/15/2040	8.454%	5,537,000	5,554,300
BX Trust(b)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	3,051,519
BXMT Ltd.(b),(c)
Subordinated Series 2020-FL2 Class D
1-month Term SOFR + 2.064% Floor 1.950% 02/15/2038	7.168%	3,289,000	2,644,096
CSAIL Commercial Mortgage Trust(b)
Subordinated Series 2019-C15 Class D
03/15/2052	3.000%	3,555,000	2,602,154
CSMC Trust(b),(c)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	6.590%	3,281,000	3,258,338
Fontainebleau Miami Beach Trust(b)
Series 2019-FBLU Class A
12/10/2036	3.144%	7,128,000	6,958,441
CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fontainebleau Miami Beach Trust(b),(d)
Subordinated Series 2019-FBLU Class D
12/10/2036	3.963%	2,989,000	2,914,820
FS Commercial Mortgage Trust(b)
Series 2023-4SZN Class A
11/10/2039	7.066%	5,020,000	5,203,978
Greystone CRE Notes Ltd.(b),(c)
Series 2019-FL2 Class C
1-month Term SOFR + 2.114% Floor 2.000% 09/15/2037	7.440%	4,579,500	4,546,443
Series 2019-FL2 Class D
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2037	7.840%	3,969,000	3,903,816
Morgan Stanley Capital I Trust(b)
Subordinated Series 2018-H3 Class D
07/15/2051	3.000%	1,644,000	1,266,773
Subordinated Series 2020-L4 Class D
02/18/2053	2.500%	3,572,000	2,412,803
One Market Plaza Trust(b)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	4,863,075
Shelter Growth CRE Issuer Ltd.(b),(c)
Series 2023-FL5 Class A
1-month Term SOFR + 2.754% Floor 2.754% 05/19/2038	8.076%	3,218,000	3,222,020
THPT Mortgage Trust(b),(d)
Series 2023-THL Class B
12/10/2034	7.669%	5,520,000	5,637,793
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $79,795,110)			72,559,456

Corporate Bonds & Notes 33.0%

Aerospace & Defense 1.2%
Arconic, Inc.
02/01/2037	5.950%	2,383,000	2,469,004
BAE Systems PLC(b)
03/26/2034	5.300%	1,987,000	1,996,470
Boeing Co. (The)
05/01/2030	5.150%	1,445,000	1,398,401
05/01/2050	5.805%	2,478,000	2,343,679
Bombardier, Inc.(b),(e)
07/01/2031	7.250%	2,366,000	2,372,685
L3Harris Technologies, Inc.
06/01/2034	5.350%	2,730,000	2,727,516
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
06/01/2034	4.900%	2,150,000	2,112,405
05/01/2040	5.150%	1,320,000	1,294,186
Raytheon Technologies Corp.
02/27/2053	5.375%	1,000,000	984,148
RTX Corp.
03/15/2054	6.400%	3,160,000	3,578,751
TransDigm, Inc.(b)
08/15/2028	6.750%	2,597,000	2,635,070
03/01/2032	6.625%	2,700,000	2,727,767
Total			26,640,082
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	2,100,000	1,704,006
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	6,639,981	6,595,376
Automotive 1.1%
Ford Motor Credit Co. LLC
11/13/2025	3.375%	4,245,000	4,085,076
05/12/2028	6.800%	1,800,000	1,868,903
06/10/2030	7.200%	3,240,000	3,437,683
General Motors Financial Co., Inc.
04/06/2030	5.850%	1,820,000	1,853,952
02/08/2031	5.750%	945,000	955,085
01/07/2034	6.100%	1,640,000	1,684,565
Hyundai Capital America(b)
01/16/2029	6.500%	817,000	857,604
03/19/2029	5.350%	837,000	839,828
09/21/2030	6.200%	1,540,000	1,608,189
Nissan Motor Acceptance Co. LLC(b)
09/15/2028	7.050%	2,100,000	2,196,358
Toyota Motor Credit Corp.
09/11/2028	5.250%	1,356,000	1,379,964
11/20/2030	5.550%	2,700,000	2,794,794
01/05/2034	4.800%	1,120,000	1,101,459
Total			24,663,460
Banking 6.0%
Bank of America Corp.(f)
09/15/2029	5.819%	1,090,000	1,117,832
04/25/2034	5.288%	4,130,000	4,118,721
01/23/2035	5.468%	9,260,000	9,328,351
Bank of New York Mellon Corp. (The)(f)
10/25/2034	6.474%	1,325,000	1,442,759
BNP Paribas SA(b),(f)
06/12/2029	5.335%	2,020,000	2,030,121
12/05/2034	5.894%	3,185,000	3,329,486

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA(b),(f)
10/19/2034	7.003%	1,735,000	1,889,339
CaixaBank SA(b),(f)
03/15/2030	5.673%	632,000	631,712
Canadian Imperial Bank of Commerce
04/28/2028	5.001%	2,395,000	2,386,620
10/03/2033	6.092%	964,000	1,014,956
Citigroup, Inc.(f)
07/24/2028	3.668%	3,125,000	2,971,460
02/13/2030	5.174%	1,500,000	1,493,021
03/31/2031	4.412%	1,560,000	1,487,454
11/17/2033	6.270%	4,055,000	4,282,200
Comerica, Inc.(f)
01/30/2030	5.982%	1,904,000	1,882,221
Credit Suisse Group AG(b),(f)
11/15/2033	9.016%	3,200,000	3,884,316
Danske Bank A/S(b),(f)
09/10/2027	1.549%	2,550,000	2,324,181
03/01/2030	5.705%	1,475,000	1,485,277
Fifth Third Bancorp(f)
07/27/2029	6.339%	682,000	702,778
Goldman Sachs Group, Inc. (The)(f)
10/24/2029	6.484%	4,945,000	5,208,085
10/24/2034	6.561%	3,787,000	4,130,797
HSBC Holdings PLC(f)
08/14/2027	5.887%	1,525,000	1,537,955
Huntington Bancshares, Inc.(f)
08/21/2029	6.208%	1,715,000	1,756,289
Intesa Sanpaolo SpA(b)
06/20/2033	6.625%	3,110,000	3,228,081
JPMorgan Chase & Co.(f)
04/23/2029	4.005%	2,692,000	2,579,042
07/24/2029	5.299%	2,970,000	2,992,271
10/23/2029	6.087%	8,770,000	9,113,236
10/23/2034	6.254%	1,310,000	1,399,496
01/23/2035	5.336%	1,385,000	1,389,950
KeyCorp(f)
05/23/2025	3.878%	2,225,000	2,215,034
Morgan Stanley(f)
10/21/2025	1.164%	4,786,000	4,660,035
04/20/2029	5.164%	2,124,000	2,122,657
11/01/2029	6.407%	585,000	613,286
10/18/2033	6.342%	2,680,000	2,871,563
11/01/2034	6.627%	2,205,000	2,412,216
Morgan Stanley Bank(f)
01/14/2028	4.952%	4,775,000	4,753,396
Northern Trust Corp.(f)
Subordinated
05/08/2032	3.375%	732,000	682,485
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(f)
08/18/2034	5.939%	1,410,000	1,447,491
Societe Generale SA(b),(f)
01/19/2035	6.066%	3,089,000	3,107,457
Synchrony Bank
08/22/2025	5.400%	1,350,000	1,337,821
Synchrony Financial
08/15/2024	4.250%	3,091,000	3,070,535
Truist Financial Corp.(f),(g)
	4.950%	4,640,000	4,562,355
Truist Financial Corp.(f)
10/30/2029	7.161%	3,200,000	3,413,788
UBS Group AG(b),(f)
01/12/2027	5.711%	2,000,000	2,006,552
US Bancorp(f)
10/26/2027	6.787%	2,095,000	2,170,301
06/12/2029	5.775%	5,297,000	5,390,121
Wells Fargo & Co.(f)
07/25/2033	4.897%	1,130,000	1,088,112
04/24/2034	5.389%	4,475,000	4,441,462
07/25/2034	5.557%	2,626,000	2,638,204
Total			136,142,878
Brokerage/Asset Managers/Exchanges 0.3%
BlackRock Funding, Inc.
03/14/2034	5.000%	1,847,000	1,855,270
Charles Schwab Corp. (The)(f)
11/17/2029	6.196%	1,276,000	1,326,040
08/24/2034	6.136%	1,170,000	1,222,801
Nasdaq, Inc.
02/15/2034	5.550%	2,043,000	2,077,716
Total			6,481,827
Building Materials 0.6%
Builders FirstSource, Inc.(b)
03/01/2030	5.000%	5,888,000	5,615,496
03/01/2034	6.375%	2,688,000	2,698,318
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,646,000	2,376,250
Summit Materials LLC /Finance Corp.(b)
01/15/2031	7.250%	1,645,000	1,709,171
Total			12,399,235
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	1,132,000	1,140,263
10/23/2035	6.384%	2,280,000	2,255,153
CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
07/15/2036	3.200%	2,165,000	1,777,722
04/01/2040	3.750%	2,090,000	1,736,510
11/01/2056	2.937%	2,865,000	1,804,236
Cox Communications, Inc.(b)
08/15/2024	3.150%	659,000	651,919
06/15/2033	5.700%	985,000	996,415
Total			10,362,218
Chemicals 0.3%
Air Products and Chemicals, Inc.
02/08/2034	4.850%	2,000,000	1,978,797
Dow Chemical Co. (The)
02/15/2034	5.150%	1,885,000	1,879,444
LYB International Finance III LLC
03/01/2034	5.500%	1,850,000	1,852,736
Total			5,710,977
Construction Machinery 0.5%
AGCO Corp.
03/21/2034	5.800%	1,893,000	1,916,738
Ashtead Capital, Inc.(b)
10/15/2033	5.950%	2,348,000	2,373,577
04/15/2034	5.800%	833,000	832,437
John Deere Capital Corp.
03/07/2031	4.900%	4,750,000	4,752,401
United Rentals North America, Inc.(b)
12/15/2029	6.000%	2,290,000	2,308,450
Total			12,183,603
Consumer Products 1.0%
Clorox Co. (The)
05/15/2030	1.800%	2,595,000	2,167,324
Estee Lauder Companies, Inc. (The)
02/14/2034	5.000%	1,639,000	1,626,219
GSK Consumer Healthcare Capital US LLC
03/24/2052	4.000%	1,150,000	924,743
Kenvue, Inc.
03/22/2033	4.900%	7,080,000	7,078,646
Mattel, Inc.(b)
04/01/2029	3.750%	6,025,000	5,547,918
Procter & Gamble Co. (The)
01/29/2034	4.550%	3,390,000	3,371,118
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	2,336,000	1,986,520
Total			22,702,488
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.7%
Carrier Global Corp.
03/15/2054	6.200%	610,000	671,785
Chart Industries, Inc.(b)
01/01/2030	7.500%	4,150,000	4,310,329
GE Capital Funding LLC
05/15/2032	4.550%	2,400,000	2,326,980
Honeywell International, Inc.
03/01/2054	5.250%	1,970,000	1,985,278
Ingersoll Rand, Inc.
08/14/2033	5.700%	1,333,000	1,367,775
Veralto Corp.(b)
09/18/2033	5.450%	3,420,000	3,462,002
Westinghouse Air Brake Technologies Corp.
03/11/2034	5.611%	1,297,000	1,313,672
Total			15,437,821
Electric 3.0%
American Electric Power Co., Inc.
01/15/2029	5.200%	3,025,000	3,031,925
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,349,000	1,135,356
CenterPoint Energy Houston Electric LLC
10/01/2032	4.450%	2,520,000	2,418,331
04/01/2033	4.950%	1,030,000	1,022,828
CenterPoint Energy, Inc.
06/01/2031	2.650%	1,923,000	1,629,027
Commonwealth Edison Co.
02/01/2053	5.300%	922,000	908,781
Dominion Energy, Inc.
08/01/2041	4.900%	1,890,000	1,716,944
DTE Energy Co.
06/01/2028	4.875%	1,370,000	1,355,765
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,050,000	905,811
Duke Energy Corp.
06/15/2031	2.550%	1,460,000	1,230,650
08/15/2052	5.000%	1,540,000	1,396,724
Duke Energy Florida LLC
06/15/2030	1.750%	1,845,000	1,533,524
11/15/2033	5.875%	776,000	820,550
11/15/2042	3.850%	340,000	276,519
Duke Energy Progress LLC
12/01/2044	4.150%	3,185,000	2,642,823
03/15/2053	5.350%	850,000	830,608

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Corp.
03/15/2028	5.150%	1,361,000	1,364,645
03/15/2034	5.450%	906,000	912,909
FEL Energy VI Sarl(b)
12/01/2040	5.750%	3,232,383	2,958,500
Florida Power & Light Co.
02/03/2032	2.450%	2,743,000	2,312,669
02/01/2042	4.125%	1,840,000	1,593,884
Indianapolis Power & Light Co.(b)
04/01/2054	5.700%	983,000	986,004
MidAmerican Energy Co.
10/15/2044	4.400%	2,030,000	1,762,758
04/15/2050	3.150%	1,390,000	965,927
09/15/2054	5.850%	2,242,000	2,391,017
Nevada Power Co.
03/15/2054	6.000%	618,000	652,311
NextEra Energy Capital Holdings, Inc.
02/28/2028	4.900%	1,870,000	1,864,027
02/28/2053	5.250%	1,607,000	1,529,557
NextEra Energy Operating Partners LP(b)
01/15/2029	7.250%	3,501,000	3,586,109
Northern States Power Co.
04/01/2052	3.200%	1,685,000	1,167,005
05/15/2053	5.100%	1,790,000	1,724,095
NRG Energy, Inc.(b)
12/02/2025	2.000%	5,835,000	5,477,558
Oncor Electric Delivery Co. LLC
11/15/2033	5.650%	1,012,000	1,053,157
Pacific Gas and Electric Co.
06/15/2033	6.400%	570,000	600,691
03/15/2034	6.950%	980,000	1,074,066
06/01/2041	4.200%	1,090,000	879,043
Palomino Funding Trust I(b)
05/17/2028	7.233%	1,650,000	1,730,089
PECO Energy Co.
08/15/2052	4.375%	2,400,000	2,084,519
PPL Electric Utilities Corp.
02/15/2034	4.850%	842,000	828,757
Public Service Enterprise Group, Inc.
10/15/2033	6.125%	3,162,000	3,321,667
Union Electric Co.
03/15/2053	5.450%	1,670,000	1,654,295
01/15/2054	5.250%	1,010,000	970,546
Total			68,301,971
Environmental 0.1%
Waste Connections, Inc.
06/01/2032	3.200%	2,501,000	2,204,179
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.2%
AerCap Holdings NV(f)
10/10/2079	5.875%	4,500,000	4,465,679
Aircastle Ltd.(b)
08/11/2025	5.250%	2,396,000	2,374,478
Ares Capital Corp.
01/15/2027	7.000%	3,455,000	3,558,033
Avolon Holdings Funding Ltd.(b)
05/04/2028	6.375%	3,425,000	3,500,695
03/01/2029	5.750%	2,305,000	2,297,552
Blue Owl Capital Corp.
03/15/2029	5.950%	1,206,000	1,199,713
Blue Owl Credit Income Corp.(b)
01/15/2029	7.750%	3,430,000	3,531,198
Golub Capital BDC, Inc.
12/05/2028	7.050%	2,822,000	2,890,517
07/15/2029	6.000%	2,135,000	2,098,747
Owl Rock Capital Corp.
07/15/2026	3.400%	373,000	351,491
Total			26,268,103
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	11,300,000	10,967,898
JDE Peet’s NV(b)
09/24/2031	2.250%	3,595,000	2,855,499
Keurig Dr Pepper, Inc.
03/15/2031	5.200%	4,500,000	4,515,649
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,900,000	1,781,916
Mars, Inc.(b)
04/20/2033	4.750%	2,558,000	2,508,781
04/01/2039	3.875%	731,000	632,194
Mondelez International, Inc.
03/17/2027	2.625%	2,100,000	1,967,274
Nestle Holdings, Inc.(b)
03/14/2033	4.850%	1,340,000	1,353,463
Sysco Corp.
01/17/2034	6.000%	3,340,000	3,556,430
Total			30,139,104
Gaming 0.9%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	2,616,000	2,390,496
02/15/2032	6.500%	1,695,000	1,711,620
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,155,000	1,145,488
CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(b)
01/15/2029	5.250%	6,160,000	5,954,022
Scientific Games International, Inc.(b)
11/15/2029	7.250%	4,881,000	5,012,593
VICI Properties LP
04/01/2034	5.750%	1,960,000	1,941,274
04/01/2054	6.125%	780,000	767,017
VICI Properties LP/Note Co., Inc.(b)
08/15/2030	4.125%	2,770,000	2,522,480
Total			21,444,990
Health Care 2.0%
Cigna Group (The)
02/15/2054	5.600%	1,015,000	1,018,942
CVS Health Corp.
02/21/2053	5.625%	1,605,000	1,575,954
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,280,000	2,321,599
HCA, Inc.
06/01/2028	5.200%	1,125,000	1,128,646
04/01/2031	5.450%	1,344,000	1,351,774
04/01/2034	5.600%	4,946,000	4,980,708
06/01/2053	5.900%	2,080,000	2,091,897
IQVIA, Inc.(b)
05/15/2027	5.000%	3,430,000	3,348,571
IQVIA, Inc.
02/01/2029	6.250%	2,847,000	2,956,647
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,575,000	1,089,927
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	2,725,000	2,737,285
Novant Health, Inc.
11/01/2051	3.168%	1,880,000	1,315,822
Select Medical Corp.(b)
08/15/2026	6.250%	2,950,000	2,958,709
Star Parent, Inc.(b)
10/01/2030	9.000%	3,033,000	3,211,830
Stryker Corp.
12/08/2028	4.850%	4,262,000	4,263,996
Surgery Center Holdings, Inc.(b),(e)
04/15/2032	7.250%	2,260,000	2,279,821
Tenet Healthcare Corp.
10/01/2028	6.125%	2,965,000	2,954,144
Universal Health Services, Inc.
09/01/2026	1.650%	3,813,000	3,475,078
Total			45,061,350
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.5%
Centene Corp.
12/15/2029	4.625%	3,567,000	3,386,857
02/15/2030	3.375%	3,474,000	3,079,231
Humana, Inc.
04/15/2054	5.750%	1,426,000	1,434,961
UnitedHealth Group, Inc.
04/15/2053	5.050%	3,525,000	3,426,965
Total			11,328,014
Home Construction 0.1%
KB Home
11/15/2029	4.800%	2,605,000	2,484,525
Independent Energy 1.1%
Aker BP ASA(b)
06/13/2033	6.000%	850,000	878,034
Antero Resources Corp.(b)
02/01/2029	7.625%	1,693,000	1,740,148
Chesapeake Energy Corp.(b)
04/15/2029	6.750%	2,454,000	2,482,845
Diamondback Energy, Inc.
03/15/2033	6.250%	2,140,000	2,281,920
EQT Corp.(b)
05/15/2031	3.625%	1,530,000	1,349,266
Marathon Oil Corp.
04/01/2034	5.700%	2,210,000	2,211,560
Matador Resources Co.(b),(e)
04/15/2032	6.500%	1,700,000	1,702,967
MEG Energy Corp.(b)
02/01/2029	5.875%	2,515,000	2,473,509
Occidental Petroleum Corp.
09/01/2030	6.625%	1,779,000	1,884,514
09/15/2036	6.450%	1,010,000	1,077,241
Ovintiv, Inc.
07/15/2033	6.250%	1,070,000	1,111,853
Southwestern Energy Co.
03/15/2030	5.375%	3,702,000	3,566,450
02/01/2032	4.750%	2,880,000	2,651,439
Total			25,411,746
Integrated Energy 0.4%
BP Capital Markets America, Inc.
04/10/2034	4.989%	2,050,000	2,047,523
06/17/2041	3.060%	1,720,000	1,305,833
Cenovus Energy, Inc.
01/15/2032	2.650%	1,910,000	1,585,881

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shell International Finance BV
11/07/2029	2.375%	2,170,000	1,931,912
05/11/2045	4.375%	1,200,000	1,072,026
Total			7,943,175
Life Insurance 0.5%
Athene Holding Ltd.
04/01/2054	6.250%	1,625,000	1,649,110
Corebridge Financial, Inc.
04/05/2032	3.900%	2,505,000	2,254,219
01/15/2034	5.750%	2,290,000	2,336,700
Corebridge Global Funding(b)
01/12/2029	5.200%	2,285,000	2,289,061
MetLife, Inc.
07/15/2033	5.375%	1,351,000	1,379,666
Prudential Financial, Inc.(f)
03/15/2054	6.500%	2,400,000	2,440,831
Total			12,349,587
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(b)
04/01/2029	5.875%	1,360,000	1,362,052
Marriott International, Inc.
10/15/2032	3.500%	1,437,000	1,258,443
05/15/2034	5.300%	1,850,000	1,829,164
Total			4,449,659
Media and Entertainment 0.7%
Fox Corp.
10/13/2033	6.500%	3,015,000	3,190,820
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	4,205,000	2,760,245
TEGNA, Inc.
09/15/2029	5.000%	2,948,000	2,644,328
ViacomCBS, Inc.
01/15/2031	4.950%	2,565,000	2,282,019
Warnermedia Holdings, Inc.
03/15/2025	3.638%	753,000	738,118
03/15/2025	3.788%	606,000	594,995
03/15/2052	5.141%	1,455,000	1,208,215
WPP Finance 2010
09/19/2024	3.750%	2,147,000	2,123,817
Total			15,542,557
Metals and Mining 0.4%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	167,000	170,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland-Cliffs, Inc.(b)
04/15/2030	6.750%	1,137,000	1,141,616
03/15/2032	7.000%	2,359,000	2,392,148
Glencore Funding LLC(b)
10/06/2033	6.500%	1,130,000	1,205,992
Glencore Funding LLC(b),(e)
04/04/2034	5.634%	930,000	932,623
04/04/2054	5.893%	605,000	613,123
Minera Mexico SA de CV(b)
01/26/2050	4.500%	668,000	520,525
Newmont Corp./Newcrest Finance Pty Ltd.(b)
03/15/2034	5.350%	1,335,000	1,343,029
Total			8,319,210
Midstream 1.1%
Cheniere Energy, Inc.
10/15/2028	4.625%	2,700,000	2,618,201
Cheniere Energy, Inc.(b)
04/15/2034	5.650%	1,022,000	1,028,480
Columbia Pipelines Holding Co. LLC(b)
01/15/2034	5.681%	3,040,000	3,020,443
Columbia Pipelines Operating Co. LLC(b)
11/15/2033	6.036%	2,400,000	2,487,779
Enbridge, Inc.
03/08/2033	5.700%	1,298,000	1,328,146
Energy Transfer LP
02/15/2033	5.750%	2,106,000	2,140,118
12/01/2033	6.550%	1,039,000	1,113,409
05/15/2034	5.550%	1,848,000	1,853,363
Energy Transfer Partners LP
03/15/2035	4.900%	1,870,000	1,768,865
12/15/2045	6.125%	980,000	986,062
Northern Natural Gas Co.(b)
02/01/2054	5.625%	1,005,000	1,021,510
ONEOK, Inc.
09/01/2033	6.050%	845,000	882,137
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	3,150,000	3,140,702
Targa Resources Corp.
03/30/2034	6.500%	990,000	1,064,795
Total			24,454,010
Natural Gas 0.2%
Infraestructura Energetica Nova SAB de CV(b)
01/15/2051	4.750%	1,906,000	1,452,555
Sempra Energy
06/15/2027	3.250%	3,200,000	3,015,455
Total			4,468,010
CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.2%
Encore Capital Group, Inc.(b)
04/01/2029	9.250%	3,261,000	3,343,076
Other Industry 0.0%
President and Fellows of Harvard College
02/15/2035	4.609%	525,000	523,849
Other REIT 0.4%
Ladder Capital Finance Holdings LLLP/Corp.(b)
02/01/2027	4.250%	3,043,000	2,844,938
LXP Industrial Trust
11/15/2028	6.750%	1,120,000	1,168,689
RHP Hotel Properties LP/Finance Corp.(b)
04/01/2032	6.500%	1,743,000	1,747,993
Starwood Property Trust, Inc.(b)
04/01/2029	7.250%	4,280,000	4,313,595
Total			10,075,215
Paper 0.1%
Smurfit Kappa Treasury ULC(b),(e)
04/03/2034	5.438%	1,898,000	1,901,706
Pharmaceuticals 1.4%
AbbVie, Inc.
03/15/2034	5.050%	776,000	785,599
03/15/2044	5.350%	1,768,000	1,802,688
03/15/2054	5.400%	1,014,000	1,043,659
Amgen, Inc.
08/18/2029	4.050%	2,540,000	2,441,701
03/02/2033	5.250%	2,851,000	2,875,230
03/02/2053	5.650%	3,100,000	3,159,320
Bristol-Myers Squibb Co.
02/22/2034	5.200%	4,981,000	5,058,802
02/22/2044	5.500%	1,000,000	1,023,172
02/22/2054	5.550%	2,640,000	2,717,444
Eli Lilly & Co.
02/09/2034	4.700%	2,040,000	2,030,551
02/09/2054	5.000%	1,419,000	1,411,667
Gilead Sciences, Inc.
10/15/2053	5.550%	1,525,000	1,577,053
Jazz Securities DAC(b)
01/15/2029	4.375%	1,263,000	1,176,450
Organon Finance 1 LLC(b)
04/30/2028	4.125%	1,150,000	1,071,313
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	2,380,000	2,345,004
05/19/2053	5.300%	1,540,000	1,531,808
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viatris, Inc.
06/22/2050	4.000%	888,000	610,911
Total			32,662,372
Property & Casualty 0.3%
Aon North America, Inc.
03/01/2031	5.300%	3,345,000	3,371,055
03/01/2054	5.750%	1,560,000	1,596,706
Chubb INA Holdings LLC
03/15/2034	5.000%	2,365,000	2,372,221
Total			7,339,982
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,035,000	1,735,390
09/15/2051	3.300%	1,325,000	953,656
04/15/2054	5.200%	1,098,000	1,087,142
Rumo Luxembourg Sarl(b)
01/18/2032	4.200%	978,000	826,968
Union Pacific Corp.
08/15/2039	3.550%	3,365,000	2,805,711
Total			7,408,867
Restaurants 0.1%
Starbucks Corp.
11/15/2030	2.550%	3,165,000	2,744,253
Retail REIT 0.9%
Agree LP
10/01/2030	2.900%	2,660,000	2,291,278
Brixmor Operating Partnership LP
02/15/2034	5.500%	1,460,000	1,441,731
Kimco Realty OP LLC
03/01/2034	6.400%	2,820,000	3,018,734
Kite Realty Group LP
03/01/2034	5.500%	577,000	573,368
NNN REIT, Inc.
10/15/2033	5.600%	2,720,000	2,752,990
Realty Income Corp.
02/15/2029	4.750%	3,390,000	3,351,311
02/15/2031	3.200%	1,293,000	1,147,909
Retail Properties of America, Inc.
09/15/2030	4.750%	1,875,000	1,795,599
STORE Capital Corp.
03/15/2028	4.500%	4,505,000	4,265,357
Total			20,638,277

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.5%
AutoZone, Inc.
04/15/2030	4.000%	1,900,000	1,803,601
11/01/2033	6.550%	1,330,000	1,456,068
Lowe’s Companies, Inc.
04/15/2053	5.625%	2,155,000	2,172,524
O’Reilly Automotive, Inc.
11/20/2026	5.750%	2,087,000	2,121,386
Tapestry, Inc.
11/27/2028	7.350%	3,160,000	3,330,222
11/27/2033	7.850%	1,228,000	1,333,174
Total			12,216,975
Technology 1.6%
Apple, Inc.
08/08/2052	3.950%	4,125,000	3,473,698
Black Knight InfoServ LLC(b)
09/01/2028	3.625%	10,513,000	9,940,025
Cisco Systems, Inc.
02/26/2031	4.950%	4,580,000	4,619,301
02/26/2054	5.300%	977,000	1,003,235
Dell International LLC/EMC Corp.
04/15/2034	5.400%	1,080,000	1,081,990
Iron Mountain Information Management Services, Inc.(b)
07/15/2032	5.000%	4,980,000	4,545,582
Iron Mountain, Inc.(b)
07/15/2032	5.625%	1,050,000	991,603
KLA Corp.
07/15/2052	4.950%	2,000,000	1,929,086
Kyndryl Holdings, Inc.
02/20/2034	6.350%	2,025,000	2,077,426
Microsoft Corp.
03/17/2052	2.921%	1,910,000	1,350,562
Open Text Corp.(b)
12/01/2027	6.900%	1,462,000	1,512,506
Oracle Corp.
07/15/2036	3.850%	1,667,000	1,425,079
04/01/2040	3.600%	1,573,000	1,240,387
Texas Instruments, Inc.
02/08/2054	5.150%	2,015,000	2,020,284
Total			37,210,764
Wireless 0.5%
American Tower Corp.
07/15/2033	5.550%	2,503,000	2,522,912
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Capital Corp.
11/15/2028	6.875%		1,873,000	1,993,785
03/15/2032	8.750%		3,770,000	4,567,768
Vodafone Group PLC
02/27/2037	6.150%		1,375,000	1,468,795
Total				10,553,260
Wirelines 0.4%
AT&T, Inc.
02/15/2034	5.400%		3,105,000	3,145,067
05/15/2035	4.500%		2,471,000	2,304,457
08/15/2037	4.900%		2,185,000	2,071,958
03/01/2039	4.850%		1,540,000	1,437,904
Verizon Communications, Inc.
03/15/2039	4.812%		760,000	717,962
Total				9,677,348
Total Corporate Bonds & Notes (Cost $755,900,351)				747,490,105

Foreign Government Obligations(a),(h) 2.2%

Chile 0.1%
Chile Government International Bond
01/05/2054	5.330%		2,300,000	2,213,822
Germany 1.1%
Bundesrepublik Deutschland Bundesanleihe(b),(i)
02/15/2032	0.000%	EUR	10,000,000	9,072,570
05/15/2035	0.000%	EUR	7,500,000	6,259,197
Bundesrepublik Deutschland Bundesanleihe(b)
08/15/2032	1.700%	EUR	10,000,000	10,349,145
Total				25,680,912
Indonesia 0.1%
Indonesia Government International Bond
02/10/2054	5.100%		1,700,000	1,645,069
Mexico 0.3%
Mexico Government International Bond
02/09/2035	6.350%		952,000	983,099
Petroleos Mexicanos
02/07/2033	10.000%		4,890,000	4,862,429
Total				5,845,528
Norway 0.0%
Equinor ASA
11/18/2049	3.250%		1,590,000	1,158,749
CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(a),(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 0.1%
Panama Government International Bond
01/31/2036	6.875%	1,591,000	1,550,177
04/01/2056	4.500%	2,000,000	1,295,515
Total			2,845,692
Peru 0.1%
Peruvian Government International Bond
01/15/2034	3.000%	1,750,000	1,432,075
Philippines 0.0%
Philippine Government International Bond
01/17/2048	5.500%	1,000,000	1,018,776
Romania 0.3%
Romanian Government International Bond(b)
02/17/2028	6.625%	5,926,000	6,107,651
United States 0.1%
Antares Holdings LP(b)
01/15/2027	2.750%	1,876,000	1,681,323
Total Foreign Government Obligations (Cost $49,951,247)			49,629,597

Municipal Bonds 1.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,570,187
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	1,255,000	907,325
Total			2,477,512
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,721,795
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,098,097
Total			2,819,892
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	692,568
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	933,816
Total			1,626,384
Municipal Power 0.1%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	961,042
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	1,635,000	1,659,833
Total			2,620,875
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,947,679
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,714,527
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2020F
02/15/2043	3.190%	1,265,000	997,893
Total			2,712,420

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,122,813
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,731,578
Total			4,854,391
State General Obligation 0.1%
State of California
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,254,622
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	3,903,265
Turnpike / Bridge / Toll Road 0.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	1,919,530
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,016,613
Total			3,936,143
Total Municipal Bonds (Cost $33,963,359)			29,153,183

Residential Mortgage-Backed Securities - Agency 34.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(j)
CMO Series 2023-39 Class AI
07/25/2052	2.000%	53,514,451	6,688,365
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
06/01/2036- 08/01/2051	2.000%	21,271,670	18,047,317
02/01/2038- 01/01/2053	6.000%	30,918,019	31,348,701
02/01/2049- 05/01/2052	3.500%	23,451,967	21,306,764
10/01/2050- 05/01/2051	2.500%	16,101,673	13,401,362
07/01/2051- 02/01/2052	3.000%	27,918,402	24,178,903
05/01/2052- 06/01/2052	4.000%	33,535,551	31,350,631
07/01/2052- 08/01/2052	5.000%	12,062,408	11,833,058
10/01/2052	4.500%	28,523,166	27,159,750
12/01/2052	5.500%	3,557,674	3,549,629
11/01/2053	6.500%	10,694,561	10,942,293
Federal Home Loan Mortgage Corp.(c)
12-month Term SOFR + 1.864% Cap 10.000% 07/01/2036	5.683%	500,636	513,081
1-year CMT + 2.135% Cap 10.711% 10/01/2036	6.190%	333,691	341,581
1-year CMT + 2.255% Cap 10.154% 04/01/2037	5.958%	439,875	450,073
12-month Term SOFR + 1.890% Cap 9.125% 07/01/2041	6.103%	141,006	141,228
12-month Term SOFR + 1.650% Cap 7.201% 12/01/2042	5.900%	286,782	289,573
Federal National Mortgage Association
12/01/2033- 09/01/2053	6.000%	21,063,572	21,333,006
05/01/2036- 03/01/2052	2.000%	49,055,650	41,903,489
12/01/2036- 03/01/2052	2.500%	89,716,156	75,718,779
04/01/2039- 09/01/2052	4.500%	13,833,213	13,351,611
05/01/2039- 01/01/2053	6.500%	18,412,433	18,833,349
12/01/2040- 06/01/2052	3.500%	61,562,804	55,678,547
08/01/2041- 05/01/2052	4.000%	36,384,238	33,910,040
05/01/2050- 06/01/2052	3.000%	48,244,365	42,027,612
08/01/2052- 09/01/2052	5.000%	19,124,793	18,740,951
10/01/2052- 01/01/2053	5.500%	28,633,466	28,574,852
CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
6-month Term SOFR + 1.565% Floor 1.565%, Cap 11.136% 06/01/2035	7.434%	622,924	632,056
6-month Term SOFR + 1.565% Floor 1.565, Cap 11.341 06/01/2035	7.440%	626,525	635,986
1-year CMT + 2.151% Floor 2.151%, Cap 9.627% 03/01/2038	6.190%	681,059	698,518
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.189% 03/01/2047	3.189%	924,521	878,539
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.109% 04/01/2047	3.109%	762,167	723,520
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	5.735%	223,836	222,869
Government National Mortgage Association
02/15/2040- 10/20/2052	4.500%	46,487,040	44,807,991
03/15/2040- 04/20/2053	5.000%	11,016,694	10,839,533
11/20/2040- 09/20/2052	4.000%	23,452,867	21,950,222
06/20/2042- 06/20/2051	3.500%	4,261,495	3,911,593
05/20/2050- 07/20/2051	3.000%	21,141,538	18,656,222
10/20/2050	2.000%	29,854,124	24,479,669
11/20/2050- 12/20/2051	2.500%	41,422,660	35,208,078
04/20/2053	5.500%	12,944,343	12,935,830
Government National Mortgage Association TBA(e)
04/18/2054	6.000%	11,162,000	11,259,557
04/18/2054	6.500%	11,064,000	11,248,468
Uniform Mortgage-Backed Security TBA(e)
04/11/2054	5.000%	34,612,000	33,769,654
Total Residential Mortgage-Backed Securities - Agency (Cost $806,637,364)			784,472,850

Residential Mortgage-Backed Securities - Non-Agency 2.2%

Angel Oak Mortgage Trust(b),(d)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,620,269
CMO Series 2024-3 Class A1
11/26/2068	4.800%	2,739,193	2,642,122
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(b),(c)
CMO Series 2019-3A Class M1C
1-month Term SOFR + 2.064% Floor 1.950% 07/25/2029	7.394%	536,138	536,763
BRAVO Residential Funding Trust(b),(d)
CMO Series 2024-NQM1 Class A2
12/01/2063	6.096%	2,503,870	2,494,512
CHNGE Mortgage Trust(b),(d)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	4,142,527	4,189,027
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	7.220%	2,425,010	2,450,368
Eagle RE Ltd.(b),(c)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	7.320%	3,650,000	3,664,875
Fannie Mae Connecticut Avenue Securities(c)
CMO Series 2014-C02 Class 2M2
30-day Average SOFR + 2.714% Floor 2.600% 05/25/2024	8.035%	710,127	711,815
Freddie Mac Structured Agency Credit Risk Debt Notes(b),(c)
CMO Series 2023-HQA2 Class M1A
30-day Average SOFR + 2.000% 06/25/2043	7.322%	3,348,934	3,372,357
GCAT Trust(b),(d)
CMO Series 2023-NQM2 Class A2
11/25/2067	6.243%	2,864,688	2,854,183
Genworth Mortgage Insurance Corp.(b),(c)
CMO Series 2021-1 Class M2
1-month Term SOFR + 4.014% Floor 3.900% 08/25/2033	9.344%	332,261	333,048
Home Re Ltd.(b),(c)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.444%	2,052,929	2,064,924
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.170%	1,477,133	1,486,130
JPMorgan Mortgage Trust(d)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.169%	159,638	150,016
CMO Series 2006-A4 Class 3A1
06/25/2036	4.054%	775,532	530,278

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(b),(d)
CMO Series 2023-INV2 Class A2
10/25/2058	7.177%	5,832,713	5,923,453
Radnor Re Ltd.(b),(c)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.170%	703,751	704,141
Verus Securitization Trust(b),(d)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	3,881,146	3,922,787
CMO Series 2024-2 Class A3
02/25/2069	6.501%	8,031,538	8,047,775
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	141,761	128,681
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $50,994,750)			50,827,524

U.S. Treasury Obligations 15.8%

U.S. Treasury(k)
02/15/2025	1.500%	20,000,000	19,378,906
08/15/2051	2.000%	3,000,000	1,859,531
U.S. Treasury
09/15/2026	4.625%	5,000,000	5,011,719
11/15/2026	4.625%	26,000,000	26,089,375
01/15/2027	4.000%	24,000,000	23,716,875
02/15/2027	4.125%	35,000,000	34,710,156
03/15/2027	4.250%	1,000,000	995,547
11/30/2029	3.875%	15,000,000	14,732,812
12/31/2029	3.875%	3,500,000	3,437,109
10/31/2030	4.875%	13,000,000	13,475,312
11/30/2030	4.375%	15,000,000	15,126,562
01/31/2031	4.000%	8,000,000	7,897,500
02/15/2039	3.500%	5,500,000	5,050,547
11/15/2039	4.375%	1,000,000	1,008,750
08/15/2040	1.125%	2,000,000	1,237,813
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2040	1.375%	3,000,000	1,929,844
05/15/2041	2.250%	5,000,000	3,695,313
08/15/2041	3.750%	4,500,000	4,143,516
02/15/2042	2.375%	12,000,000	8,928,750
05/15/2042	3.000%	2,500,000	2,046,875
05/15/2042	3.250%	12,800,000	10,886,000
08/15/2042	3.375%	9,000,000	7,777,969
11/15/2042	4.000%	4,400,000	4,146,313
02/15/2043	3.875%	2,000,000	1,849,688
05/15/2043	3.875%	13,200,000	12,189,375
08/15/2043	4.375%	11,000,000	10,876,250
11/15/2043	3.750%	3,000,000	2,714,063
11/15/2043	4.750%	22,000,000	22,835,312
02/15/2044	3.625%	900,000	798,609
11/15/2044	3.000%	15,000,000	12,011,719
05/15/2045	3.000%	2,000,000	1,595,313
11/15/2047	2.750%	3,000,000	2,242,031
11/15/2049	2.375%	4,000,000	2,740,000
05/15/2050	1.250%	1,800,000	921,375
11/15/2052	4.000%	6,500,000	6,115,078
08/15/2053	4.125%	10,000,000	9,618,750
11/15/2053	4.750%	27,700,000	29,587,062
U.S. Treasury(e)
03/31/2029	4.250%	25,000,000	24,899,841
Total U.S. Treasury Obligations (Cost $375,384,777)			358,277,560

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(l),(m)	86,931,664	86,914,277
Total Money Market Funds (Cost $86,911,675)		86,914,277
Total Investments in Securities (Cost: $2,403,614,238)		2,335,989,647
Other Assets & Liabilities, Net		(69,099,756)
Net Assets		2,266,889,891
At March 31, 2024, securities and/or cash totaling $15,257,505 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,859,613 EUR	26,207,661 USD	Citi	06/20/2024	383,289	—
9,611,308 CAD	7,138,725 USD	UBS	06/20/2024	34,985	—
Total				418,274	—

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	291	06/2024	USD	35,047,313	337,431	—
U.S. Treasury 10-Year Note	340	06/2024	USD	37,670,938	32,352	—
U.S. Treasury 2-Year Note	239	06/2024	USD	48,871,766	—	(49,969)
U.S. Treasury 5-Year Note	2,502	06/2024	USD	267,753,094	52,363	—
U.S. Treasury Ultra Bond	134	06/2024	USD	17,286,000	98,578	—
Total					520,724	(49,969)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(36)	06/2024	USD	(4,125,938)	33,104	—
U.S. Treasury Ultra 10-Year Note	(336)	06/2024	USD	(38,508,750)	—	(81,108)
Total					33,104	(81,108)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $527,119,248, which represents 23.25% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(e)	Represents a security purchased on a when-issued basis.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(g)	Perpetual security with no specified maturity date.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	92,614,637	238,499,703	(244,198,396)	(1,667)	86,914,277	704	951,347	86,931,664
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2024 (Unaudited)
Currency Legend
CAD	Canada Dollar
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7028_12_C01_(05/24)